Employee Benefit Plans (Schedule Of Assumed Health Care Cost Trend) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Effect on postretirement benefit obligation, One-Percentage-Point Increase	$ 108
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(111)
Effect on service and interest cost, One-Percentage-Point Increase	8
Effect on service and interest cost, One-Percentage-Point Decrease	$ (8)
Assumed health care cost trend rate	7.50%
Ultimate trend rate	5.00%
Year of ultimate trend rate	2018
Assumed return	5.40%	5.50%	6.60%
10 year actual rate of return	10.20%
Number of Aa-grade non-callable bonds used to develop the yield curve for rate used	648